Income and social contribution taxes	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Income and social contribution taxes
22.	Income and social contribution taxes

22.1.	Reconciliation of income and social contribution taxes expenses and accounting profit or loss

Tax legislation in Brazil requires that income and social contribution tax returns be filed and paid by each legal entity on a separate basis.

	2018	2017	2016
Loss before income and social contribution taxes	(755,783)	(315,618)	(260,141)
Statutory rate	34%	34%	34%
Income and social contribution taxes at the statutory rate	256,966	107,310	88,447

Tax effect on:
Share of profit of an associate	(1,135)	(347)	3,452
Permanent differences - non-deductible expenses	(166,477)	(35,640)	(39,546)
Permanent differences - Tax benefit of unorganized goodwill	24,741	12,168	10,935
Permanent differences - taxable profit computed as a percentage of gross revenue	(28,948)	15,045	502
Temporary differences - Deferred tax of Revenues from government entities	(3,619)	14,695	19,942
Temporary differences - non-recognized	(24,494)	(11,089)	(63,730)
Incentive reserve	100	125	1,140
Tax loss for the year not recognized	(90,569)	(120,031)	(125,234)
Income and social contribution tax variation at PERT consolidation (see Note 17).	(3,860)	—	—
Use of tax benefit of tax income and social contribution tax losses against PERT, PRT and REFIS “COPA” (see Note 17).	(7,743)	370,116	—
Write-off of income tax and social contribution by impairment assets test	103,908	—	—
Reversion of income tax and social contribution from timing differences	(29,930)	—	—
Recognition deferred income tax and social contribution liabilities	5,338	6,359	—
Others	587	(5,170)	—

Total	34,865	353,541	(104,092)

Current	(41,623)	(17,543)	(54,337)
Deferred	76,488	371,084	(49,755)
Effective income tax rate	(4.61% )	(112.02% )	40.01%

22.2.	Deferred taxes

	2018	2017
Assets
Income and social contribution tax effect on:
Sundry provisions	—	44

Total assets	—	44

	2018	2017
Liabilities
Income and social contribution tax effect on:
Appreciation of property, plant and equipment	9,989	15,438
Customer relationship and license	559	10,975
Business combination/goodwill	6,101	91,024
Government entities (a)	35,620	19,591

Total Liabilities	52,269	137,028

(a)

The amount relates to deferral of income until its realization. According to current legislation, the portion of income proportional to revenue considered in profit or loss and not received by the statement of financial position date may be excluded from the calculation.

Changes in deferred income tax are as follows:

	2017	Additions	Write- offs	Tax Amnesty Program(b)	Offsetting	Others	Impairment	2018	Impact on profit or loss
Deferred income tax assets	44	7,743	(29,974)	(7,743)	29,930	—	—	—	(37,717)
Deferred income tax liabilities	(137,028)	—	10,297	—	(29,930)	484	103,908	(52,269)	114,205

Effect on the statement of profit or loss									76,488

	2016	Additions Business Combination	Write- offs	Tax Amnesty Program (b)	Offsetting	2017	Impact on profit or loss
Deferred income tax assets	41,057	—	(11,083)	373,196	(29,930)	44	362,113
Deferred income tax liabilities	(175,556)	(373)	8,971	—	29,930	(137,028)	8,971

Effect on the statement of profit or loss							371,084

				Impact
	2015	Additions	2016	on profit or loss
Deferred income tax assets	25,874	15,183	41,057	15,183
Deferred income tax liabilities	(110,618)	(64,938)	(175,556)	(64,938)

Effect on the statement of profit or loss				(49,755)

(b)

As mentioned in Note 17, the Company was benefitted by reduction of part of the interest and fines arising from taxes (included in the PRT and PERT tax amnesty programs). The benefit was calculated based on the tax loss, and therefore a credit was recorded in deferred income tax, in profit or loss, against a reduction in the tax payable balance (included in the REFIS). The application for inclusion in REFIS was filed with the Brazilian IRS, see Note 17.

The Company did not recognize deferred income and social contribution tax assets on temporary differences and accumulated tax losses of certain subsidiaries.

The consolidated income and social contribution tax loss carryforwards not recognized are as follows:

	2018	2017
Total income and social contribution tax loss carryforwards (a)	884,028	708,639

(a)	In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.

Changes in the consolidated income and social contribution tax losses are as follows:

Description	2018	2017	2016
Balance at the beginning of the year	708,639	1,453,249	1,078,049
Income and social contribution tax losses for the year	235,719	353,330	368,245
Use of PERT base	(22,772)	(1,097,635)	—
Others	(37,558)	(305)	6,955

Balance at the end of the year	884,028	708,639	1,453,249